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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

                 Institutional Investment Manager Filing this Report:
                          Noonday Asset Management LLP
                                  Burdett House
                             15-16 Buckingham Street
                                     London
                                     WC2N6DU
                                 United Kingdom

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11719

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                      Farallon Capital Management, L.L.C.
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                             ----------------------
                            San Francisco, California
                                 August 14, 2007



                                  Report Type:
                                   13F Notice


                List of Other Managers Reporting for this Manager:
                         Noonday Asset Management, L.P.
                         Form 13F File Number 028-11402